RECAPITALIZATION, Number of Predecessor Shares Determined (Q1) (Details)	3 Months Ended
Mar. 31, 2024 USD ($) shares
Number of Predecessor Shares [Abstract]
Predecessor TMTG Shares (in shares) | shares	100,000,000
Shares issued to shareholders of Predecessor TMTG | $	$ 87,500,000
Common Stock [Member]
Number of Predecessor Shares [Abstract]
Predecessor TMTG Shares (in shares) | shares	100,000,000
Shares issued to shareholders of Predecessor TMTG | $	$ 87,500,000